Segmental Analyses (revised) - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£) segment	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 GBP (£)	Apr. 01, 2023 segment	Mar. 31, 2023 segment
Disclosure Of Geographical Areas [Line Items]
Reportable segments | segment		3	4		3	4
Profit/(loss) from operations		£ (15,751)	£ 10,523	£ 10,234
Revenue from operations	[1]	27,283	27,655	25,684
Non-current assets for operations		104,530	138,137
Intangible assets		95,562	129,075	115,625
Goodwill
Disclosure Of Geographical Areas [Line Items]
Intangible assets		41,091	47,956	43,194
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		6,805	7,126	5,312
Non-current assets for operations		4,261	4,402
Investments in associates and joint ventures		1,851	1,865
Reynolds | U.S.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		11,985	12,635	11,707
Non-current assets for operations		86,598	119,707
Adjusted at constant rates
Disclosure Of Geographical Areas [Line Items]
Profit/(loss) from operations		12,789	11,626
Adjusted at constant rates | U.S.
Disclosure Of Geographical Areas [Line Items]
Profit/(loss) from operations		6,863	6,095
Adjusted at current rates
Disclosure Of Geographical Areas [Line Items]
Profit/(loss) from operations		12,465	12,408	11,150
Adjusted at current rates | U.S.
Disclosure Of Geographical Areas [Line Items]
Profit/(loss) from operations		£ 6,821	£ 6,835	£ 5,887

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.